Acquisitions, Investments and Disposals - Schedule of Consideration Received and Carrying Value of the Net Assets of the Disposal Group Derecognized (Details) - Discontinued Operations [Member] - Acquisition of Flewber Global Inc [Member] - Ponderosa Air LLC and Fly Flyte Inc. [Member]
6 Months Ended
Jun. 30, 2026 USD ($)
Acquisitions, Investments and Disposals - Schedule of Consideration Received and Carrying Value of the Net Assets of the Disposal Group Derecognized (Details) [Line Items]
Cash	$ 1,035,827
Promissory note receivable, at fair value	4,787,469
Series D convertible preferred stock, at fair value	5,614,086
Company liabilities assumed by the Buyer	239,446
Total Fair Value of Consideration Received	11,676,828
Assets
Cash and cash equivalents	42,495
Accounts receivable, net	985
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805
Intangible assets	7,375,476
Total Assets	16,040,632
Liabilities
Accounts payable and accrued liabilities	493,278
Deferred revenue	190,850
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$ 13,717,056